Inventories - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Write down of inventories	$ 1,259.5		$ 1,542.8
Reversal of write down of inventories		$ 840.9